Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Other current assets from related parties	$ 1,246	$ 2,147
KOAS [Member]
Related Party Transaction [Line Items]
Trading balances	353	450
KNOT and affiliates
Related Party Transaction [Line Items]
Trading balances	$ 893	$ 1,697